Segment reporting (Details) ¥ in Millions, $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2024 segment	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Number of Reportable Segments | segment		3
Net revenues			¥ 1,309,085	$ 187,197	¥ 1,158,819	¥ 1,084,662
Income/(loss) from operations			2,774	397	38,736	26,025
Including: Gain on sale of development properties			387	55	1,527	2,283
Impairment of long-lived assets			0	0	(1,562)	(2,025)
Operating Expenses
Share of results of equity investees			8,025	1,147	2,327	1,010
Interest expense			(2,803)	(401)	(2,896)	(2,881)
Others, net			17,327	2,478	13,371	7,496
Income before tax			25,323	$ 3,621	51,538	31,650
Operating segments
Segment Reporting Information [Line Items]
Income/(loss) from operations			10,030		44,529	36,601
Inter-segment
Segment Reporting Information [Line Items]
Net revenues	[1]		(83,742)		(59,123)	(53,923)
Cost of Revenue
Cost of revenue	[1]		77,325		52,844	49,053
Operating Expenses
Operating expenses	[1],[2]		6,417		6,279	4,870
Unallocated items
Segment Reporting Information [Line Items]
Income/(loss) from operations	[3]		(7,256)		(5,793)	(10,576)
JD Retail | Operating segments
Segment Reporting Information [Line Items]
Net revenues			1,126,399		1,015,948	945,343
Income/(loss) from operations			51,402		41,077	35,925
Cost of Revenue
Cost of revenue			(928,261)		(847,917)	(798,380)
Operating Expenses
Operating expenses	[2]		(146,736)		(126,954)	(111,038)
JD Logistics
Operating Expenses
Revenues			80,314		55,062	50,063
JD Logistics | Operating segments
Segment Reporting Information [Line Items]
Net revenues			217,146		182,837	166,625
Income/(loss) from operations			5,269		6,317	1,005
Cost of Revenue
Cost of revenue			(198,039)		(164,689)	(154,494)
Operating Expenses
Operating expenses	[2]		(13,838)		(11,831)	(11,126)
New Businesses | Operating segments
Segment Reporting Information [Line Items]
Net revenues			49,282		19,157	26,617
Income/(loss) from operations			(46,641)		(2,865)	(329)
Including: Gain on sale of development properties			387		1,527	2,283
Impairment of long-lived assets			0		(1,027)	(1,123)
Cost of Revenue
Cost of revenue			(49,995)		(15,109)	(21,004)
Operating Expenses
Operating expenses	[2]		¥ (46,315)		¥ (7,413)	¥ (7,102)

[1]	The inter-segment eliminations mainly consist of revenues from supply chain solutions and logistics services provided by JD Logistics to JD Retail, on-demand delivery and retail services provided by Dada to JD Retail and JD Logistics, and property leasing services provided by JD Property to JD Logistics. Transactions between segments are mainly determined based on the arm’s length basis. Among them, net revenues generated from the services provided by JD Logistics to other reportable segments were RMB50,063 million, RMB55,062 million and RMB80,314 million for the years ended December 31, 2023, 2024 and 2025, respectively. Other than that, inter-segment net revenues for JD Retail and New Businesses were not material. All net revenues from each reportable segment were generated from external customers except for the inter-segment net revenues mentioned above.
[2]	A summary of depreciation and amortization expenses for the years presented is as follows：
[3]	A summary of unallocated items for the years presented is as follows: